UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------

Check here if Amendment [ ];                   Amendment Number: ___
   This Amendment (Check only one):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Basswood Capital Management, L.L.C.
Address:   645 Madison Avenue
           10th Floor
           New York, New York 10022

Form 13F File Number: 028-10569

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Matthew Lindenbaum
Title:     Managing Member
Phone:     (212) 521-9500

Signature, Place, and Date of Signing:


/s/ Matthew Lindenbaum    New York, New York     February 13, 2008
----------------------    ------------------     -----------------
[Signature]               [City, State]          [Date]


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 6*

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total: $ 1,009,674,870

List of Other Included Managers:

No. 1
   ---
Form 13F File Number 028-10565
Name:  Basswood Financial Partners, L.P.
       ---------------------------------

No. 2
   ---
Form 13F File Number 028-10566
Name:  Basswood Opportunity Fund, Inc.
       -------------------------------

No. 3
   ---
Form 13F File Number 028-10567
Name:  Basswood International Fund, Inc.
       ---------------------------------

No. 4
   ---
Form 13F File Number 028-10568
Name:  Basswood Opportunity Partners, L.P.
       -----------------------------------

No. 5
   ---
Form 13F File Number 028-10570
Name:  Basswood Partners, L.L.C.
       -------------------------

No. 6
   ---
Form 13F File Number 028-11843
Name:  Whitewood Financial Partners, L.P.
       ----------------------------------


* Messrs. Bennett Lindenbaum and Matthew Lindenbaum, as Principals of Basswood Partners, L.L.C. and Basswood Capital Management, L.L.C., have investment discretion over the investment portfolios reported herein.

                                               FORM 13F INFORMATION TABLE


------------------------ -------- --------- -------------- ---------------------- ----------- ----------- ----------
Basswood Partners                                                                    Item 6:              Item 8:
Combination Report                                                                Investment              Voting
December 31, 2007                                                                 Discretion              Authority
                                                                                                          (shares)
------------------------ -------- --------- -------------- ---------------------- ----------- ----------- ----------
Item 1:                  Item 2:  Item 3:   Item 4:                 Item 5:       Shares      Item 7:
Name of Issuer           Title of CUSIP     Fair Mkt       Shares or     SHRS/PRN As Defined  Managers    Shared
                         Class    Number    Value USD      Principal Amt Put/Call in Instr. V See Inst. V
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Accenture Ltd (ACN)      Common   G1150G111    17,786,029       493,645     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Advanced Auto Parts,     Common   00751Y106    26,234,108       690,553     SH         x      1,2,3,4,5,6      x
Inc. (AAP)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Affiliated Computer      Common   008190100    16,049,827       355,872     SH         x      1,2,3,4,5,6      x
Services Inc. (ACS)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Allstate Corporation     Common   020002101     4,731,672        90,593     SH         x          1,5          x
(ALL)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
American Campus          Common   024835100       841,613        31,345     SH         x      1,2,3,4,5,6      x
Communities (ACC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Anixter International    Common   035290105    25,051,034       402,297     SH         x      1,2,3,4,5,6      x
Inc. (AXE)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Aon Corporation (AOC)    Common   037389103     1,468,089        30,784     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Astoria Financial Corp.  Common   046265104    32,640,364     1,402,680     SH         x      1,2,3,4,5,6      x
(AF)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Autozone Inc. (AZO)      Common   053332102     3,886,763        32,414     SH         x          5,6          x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Avalonbay Communities    Common   053484101       769,595         8,175     SH         x      1,2,3,4,5,6      x
Inc. (AVB)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Bank of America Corp.    Common   060505104    50,779,473     1,230,719     SH         x         1,5,6         x
(BAC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Bank of New York (BK)    Common   064058100    22,901,794       469,685     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Beacon Roofing Supply    Common   073685109    19,422,961     2,306,765     SH         x      1,2,3,4,5,6      x
Inc. (BECN)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Bear Stearns (BSC)       Common   073902108     3,729,042        42,255     SH         x         1,5,6         x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Best Buy Co Inc (BBY)    Common   086516101    16,296,175       309,519     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Boston Properties Inc.   Common   101121101       759,269         8,270     SH         x      1,2,3,4,5,6      x
(BXP)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Brookfield Property      Common   112900105     3,292,308       171,029     SH         x      1,2,3,4,5,6      x
Corp. (BPO)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Brown & Brown Inc. (BRO) Common   115236101     6,091,882       259,229     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Burlington Northern      Common   12189T104     7,490,700        90,000     SH         x          4,5          x
Santa Fe (BNI)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Capital One Financial    Common   14040H105    13,020,461       275,507     SH         x      1,2,3,4,5,6      x
Corp. (COF)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Carter's Inc. (CRI)      Common   146229109    12,171,731       629,030     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Cemex S A (CX)           Common   151290889       565,251        21,867     SH         x          5,6          x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Circuit City Stores Inc  Common   172737108       886,607       211,097     SH         x         2,3,5         x
(CC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Citigroup Inc. (C)       Common   172967101     6,208,749       210,895     SH         x         1,5,6         x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
City National Corp.      Common   178566105     4,448,683        74,705     SH         x         1,5,6         x
(CYN)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Comerica, Inc. (CMA)     Common   200340107     4,353,696       100,016     SH         x         1,5,6         x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Commerce Bancorp Inc.    Common   200519106    37,126,544       973,428     SH         x        1,4,5,6        x
(CBH)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Countrywide Financial    Common   222372104    20,618,277     2,306,295     SH         x        1,4,5,6        x
Corporation (CFC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Downey Finl Corp (DSL)   Common   261018105     4,566,637       146,790     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Encore Wire Corp (WIRE)  Common   292562105     2,001,017       125,692     SH         x        1,4,5,6        x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Equifax Inc (EFX)        Common   294429105    14,879,166       409,218     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Equity Lifestyle         Common   29472R108       792,557        17,354     SH         x      1,2,3,4,5,6      x
Properties (ELS)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Equity Residential       Common   29476L107       781,953        21,441     SH         x      1,2,3,4,5,6      x
(EQR)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Federal Realty Invs      Common   313747206       795,623         9,685     SH         x      1,2,3,4,5,6      x
Trust (FRT)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Fidelity National        Common   31620R105    17,562,285     1,202,072     SH         x         1,5,6         x
Financial Inc. (FNF)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Fidelity National        Common   31620M106     8,472,079       203,705     SH         x         1,5,6         x
Information Svcs. (FIS)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Fifth Third Bancorp      Common   316773100     2,352,344        93,607     SH         x          1,5          x
(FITB)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Finova Corp. (FNVG)      Common   317928109         1,031        92,912     SH         x          1,5          x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
First American Corp.     Common   318522307    19,765,784       579,302     SH         x        1,4,5,6        x
(FAF)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
General Growth           Common   370021107       701,378        17,032     SH         x      1,2,3,4,5,6      x
Properties (GGP)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Goodman Global, Inc.     Common   38239A100    21,165,087       862,473     SH         x        1,4,5,6        x
(GGL)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Great Lakes Bancorp,     Common   390914109       119,207         9,298     SH         x          1,5          x
Inc. (GLK)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Harley-Davidson Inc      Common   412822108    22,961,655       491,579     SH         x      1,2,3,4,5,6      x
(HOG)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
HCP Inc (HCP)            Common   40414L109       853,293        24,534     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Hertz Global Holdings    Common   42805T105     1,124,186        70,748     SH         x        1,4,5,6        x
Inc (HTZ)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Highwoods Properties     Common   431284108       755,595        25,718     SH         x      1,2,3,4,5,6      x
Inc. (HIW)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Hilb, Rogal and Hobbs    Common   431294107    18,392,004       453,340     SH         x      1,2,3,4,5,6      x
(HRH)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Home Depot Inc. (HD)     Common   437076102     6,539,550       242,745     SH         x        1,4,5,6        x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Host Hotels & Resorts    Common   44107P104       721,763        42,357     SH         x      1,2,3,4,5,6      x
Inc (HST)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
JP Morgan Chase & Co.    Common   46625H100    33,737,158       772,901     SH         x         1,5,6         x
(JPM)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Kilroy Realty Corp.      Common   49427F108       794,996        14,465     SH         x      1,2,3,4,5,6      x
(KRC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Lakeland Bancorp Inc.    Common   511637100     1,529,857       131,998     SH         x           5           x
(LBAI)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Legg Mason Inc (LM)      Common   524901105     3,761,812        51,426     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Lennar Corp. (LEN)       Common   526057104     3,565,996       199,329     SH         x          1,5          x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Lowe's Companies (LOW)   Common   548661107     1,275,519        56,389     SH         x        1,4,5,6        x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
M&T Bank Corporation     Common   55261F104       710,719         8,713     SH         x         1,5,6         x
(MTB)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Macerich Co (MAC)        Common   554382101       740,232        10,417     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
MDC Holdings Inc (MDC)   Common   552676108    16,873,209       454,436     SH         x        1,4,5,6        x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Moody's Corp. (MCO)      Common   615369105     2,382,511        66,737     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Morgan Stanley (MS)      Common   617446448     7,053,486       132,809     SH         x        1,4,5,6        x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
MSC Industrial Direct    Common   553530106    30,558,290       755,085     SH         x      1,2,3,4,5,6      x
Co-A (MSM)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
National City Corp.      Common   635405103       193,043        11,728     SH         x           5           x
(NCC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
NCI Building Systems     Common   628852105     8,769,722       304,610     SH         x         2,3,5         x
Inc. (NCS)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
New York Com Bancorp     Common   649445103       710,970        40,442     SH         x        1,4,5,6        x
Inc (NYB)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Office Depot Inc (ODP)   Common   676220106     3,990,348       286,869     SH         x         2,3,5         x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Old Dominion Freight     Common   679580100    14,078,843       609,210     SH         x      1,2,3,4,5,6      x
Line (ODFL)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Pacific Capital Bancorp  Common   69404P101     1,985,623        98,640     SH         x         1,5,6         x
(PCBC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Paychex Inc. (PAYX)      Common   704326107     6,974,777       192,567     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Piper Jaffray Companies  Common   724078100           185             4     SH         x           5           x
(PJC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Pool Corp (POOL)         Common   73278L105     2,357,450       118,883     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Post Properties Inc      Common   737464107       802,773        22,858     SH         x      1,2,3,4,5,6      x
(PPS)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Prologis (PLD)           Common   743410102       784,518        12,378     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Public Storage (PSA)     Common   74460D109       769,484        10,482     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------




------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Pulte Homes Inc. (PHM)   Common   745867101    13,017,648     1,235,071     SH         x         1,5,6         x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Regency Centers Corp     Common   758849103       783,425        12,148     SH         x      1,2,3,4,5,6      x
(REG)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Royal Caribbean Cruises  Common   V7780T103     8,138,294       191,760     SH         x         4,5,6         x
Ltd (RCL)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Ryder System Inc (R)     Common   783549108    13,204,122       280,879     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Sovereign Bancorp (SOV)  Common   845905108    18,006,754     1,579,540     SH         x        1,4,5,6        x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Starbucks Corp. (SBUX)   Common   855244109     4,698,868       229,549     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
State Street Corp.       Common   857477103     9,635,030       118,658     SH         x        1,4,5,6        x
(STT)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Sysco Corp (SYY)         Common   871829107    17,160,506       549,840     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Taubman Centers Inc      Common   876664103       738,293        15,009     SH         x      1,2,3,4,5,6      x
(TCO)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
TCF Financial Corp.      Common   872275102     1,002,789        55,928     SH         x          1,5          x
(TCB)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Tempur-Pedic Int'l Inc.  Common   88023U101       713,941        27,491     SH         x        1,4,5,6        x
(TPX)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Thor Industries Inc      Common   885160101    11,437,247       300,901     SH         x      1,2,3,4,5,6      x
(THO)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Toll Brothers Inc.       Common   889478103    33,575,244     1,673,741     SH         x        1,4,5,6        x
(TOL)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Trane Inc. (TT)          Common   892893108     4,175,500        89,392     SH         x        1,4,5,6        x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Tyco International Ltd   Common   030683064    11,936,196       301,039     SH         x      1,2,3,4,5,6      x
(TYC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
US Bancorp (USB)         Common   902973304    38,040,785     1,198,512     SH         x        1,4,5,6        x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Ventas Inc (VTR)         Common   92276F100       835,270        18,459     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Vornado Realty Trust     Common   929042109     4,230,131        48,097     SH         x          1,5          x
(VNO)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Wachovia Corp. (WB)      Common   929903102     7,162,076       188,327     SH         x        1,4,5,6        x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Wal Mart Stores Inc.     Common   931142103    13,979,048       294,110     SH         x        1,4,5,6        x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Walgreen Co. (WAG)       Common   931422109    16,901,199       443,834     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Washington Mutual (WM)   Common   939322103     8,434,879       619,756     SH         x        1,4,5,6        x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Watsco Inc (WSO)         Common   942622200    23,996,671       652,793     SH         x      1,2,3,4,5,6      x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
WCI Communities Inc      Common   92923C104       149,121        39,450     SH         x          5,6          x
(WCI)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Wells Fargo & CO (WFC)   Common   949746101    48,132,642     1,594,324     SH         x        1,4,5,6        x
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Wesco International      Common   95082P105    21,885,482       552,106     SH         x      1,2,3,4,5,6      x
Inc. (WCC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Westamerica Bancorp.     Common   957090103     2,693,092        60,451     SH         x          1,5          x
(WABC)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Whole Foods Market Inc   Common   966837106     4,109,417       100,721     SH         x        1,4,5,6        x
(WFMI)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Willis Group Holdings    Common   G96655108    20,696,042       545,063     SH         x      1,2,3,4,5,6      x
Ltd (WSH)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Winnebago Inds Inc.      Common   974637100       876,744        41,710     SH         x          5,6          x
(WGO)
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------

------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------

------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------

------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------
Total                                       $1,009,674,870   35,792,306
------------------------ -------- --------- -------------- ------------- -------- ----------- ----------- ----------

